Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Transactions, Parenthetical Disclosures [Abstract]
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax	$ 924	$ 536
Other Comprehensive Income Foreign Currency Translation Adjustment Tax	0	0
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Net Of Tax	2	2
Accumulated Other Comprehensive Income Loss Cumulative Deferred Tax Changes In Net Gain Loss From Cash Flow Hedges	1	1
Accumulated Other Comprehensive Income Loss Available For Sale Securities Adjustment Net Of Tax	30	89
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	0	0
Translation Adjustment For Net Investment Hedge Net Of Tax	64	64
Other Comprehensive Income Foreign Currency Transaction And Translation Adjustment Net Of Tax Period Increase Decrease	64	64
Retained Earnings Appropriated	$ 305	$ 133